Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Investments in Associates and Joint Ventures
8 Investments in associates and joint ventures

Investments in associates and joint ventures
2018	Interestheld (%)	Fair valueof listedinvest-ments	Balancesheetvalue	Totalassets	Totalliabilities	Totalincome	Totalexpenses
TMB Public Company Limited	30	776	991	23,494	20,884	1,055	722
Other investments in associates and joint ventures			212
			1,203

Investments in associates and joint ventures
2017	Interestheld (%)	Fair valueof listedinvest-ments	Balancesheetvalue	Totalassets	Totalliabilities	Totalincome	Totalexpenses
TMB Public Company Limited	30	1,006	877	21,251	19,004	711	507
Other investments in associates and joint ventures			211
			1,088

Summary of Changes in Investments in Associates and Joint ventures
Changes in Investments in associates and joint ventures
	2018	2017
Opening balance	1,088	1,141
Effect of changes in accounting policy	–28
Additions	97	79
Transfers to and from Investments/Other assets and liabilities	5	–1
Revaluations	–2	–8
Share of results	146	178
Dividends received	–30	–32
Disposals	–116	–245
Impairments	–3
Exchange rate differences	47	–24
Closing balance	1,203	1,088